Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.8%
Aerospace & Defense - 2.7%
BWX Technologies, Inc.	2,410	$237,746
Curtiss-Wright Corp.	913	289,668
HEICO Corp.	3,750	1,001,963
HEICO Corp., Class A	12,913	2,724,256
Karman Holdings, Inc. *	3,512	117,371
Lockheed Martin Corp.	2,726	1,217,731
Northrop Grumman Corp.	1,643	841,232
		6,429,967
Air Freight & Logistics - 0.0%†
FedEx Corp.	176	42,905
Automobile Components - 0.2%
BorgWarner, Inc.	18,068	517,648
Banks - 1.4%
FNB Corp.	12,625	169,806
Mid Penn Bancorp, Inc.	1	26
Nu Holdings Ltd./Cayman Islands, Class A *	257,627	2,638,101
PNC Financial Services Group, Inc. (The)	2,974	522,740
		3,330,673
Beverages - 0.1%
Celsius Holdings, Inc. *	6,648	236,802
Biotechnology - 4.1%
Alnylam Pharmaceuticals, Inc. *	9,204	2,485,264
Apellis Pharmaceuticals, Inc. *	11,467	250,783
Biogen, Inc. *	1,777	243,165
Blueprint Medicines Corp. *	1,209	107,009
Exact Sciences Corp. *	4,570	197,835
Exelixis, Inc. *	21,084	778,421
Incyte Corp. *	6,335	383,584
Metsera, Inc. *	2,157	58,713
Moderna, Inc. *	2,296	65,092
Natera, Inc. *	13,316	1,883,016
Neurocrine Biosciences, Inc. *	14,321	1,583,903
Regeneron Pharmaceuticals, Inc.	277	175,682
Sarepta Therapeutics, Inc. *	8,964	572,082
Ultragenyx Pharmaceutical, Inc. *	20,330	736,149
United Therapeutics Corp. *	743	229,045
Viking Therapeutics, Inc. *	5,971	144,200
		9,893,943
Broadline Retail - 1.5%
Amazon.com, Inc. *	2,987	568,307
Coupang, Inc. *	97,767	2,144,030
Etsy, Inc. *	16,368	772,242
MercadoLibre, Inc. *	71	138,512
		3,623,091
Building Products - 1.0%
AAON, Inc.	1,281	100,085
Allegion PLC	2,303	300,449

	Shares/ Principal	Fair Value

Building Products (continued)
Armstrong World Industries, Inc.	3,954	$557,039
Lennox International, Inc.	1,461	819,373
Owens Corning	2,431	347,195
Trane Technologies PLC	1,067	359,494
		2,483,635
Capital Markets - 7.3%
Ameriprise Financial, Inc.	6,223	3,012,617
Ares Management Corp., Class A	16,346	2,396,487
Blue Owl Capital, Inc.	32,901	659,336
Charles Schwab Corp. (The)	5,021	393,044
Coinbase Global, Inc., Class A *	14,829	2,553,999
Houlihan Lokey, Inc.	1,154	186,371
Intercontinental Exchange, Inc.	686	118,335
Invesco Ltd.	11,556	175,304
Janus Henderson Group PLC	3,940	142,431
Jefferies Financial Group, Inc.	3,244	173,781
LPL Financial Holdings, Inc.	5,085	1,663,507
Moody's Corp.	2,736	1,274,128
Morgan Stanley	6,083	709,704
Morningstar, Inc.	2,090	626,728
MSCI, Inc.	4,359	2,465,014
PJT Partners, Inc., Class A	2,432	335,324
S&P Global, Inc.	356	180,884
Tradeweb Markets, Inc., Class A	2,546	377,979
XP, Inc., Class A	6,828	93,885
		17,538,858
Commercial Services & Supplies - 1.3%
Cintas Corp.	6,262	1,287,029
Rollins, Inc.	21,936	1,185,202
Tetra Tech, Inc.	5,225	152,831
Veralto Corp.	6,413	624,947
		3,250,009
Communications Equipment - 0.2%
Arista Networks, Inc. *	346	26,808
Ciena Corp. *	1,519	91,793
Motorola Solutions, Inc.	808	353,751
		472,352
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	5,233	1,686,753
EMCOR Group, Inc.	2,450	905,594
Fluor Corp. *	1,383	49,539
MasTec, Inc. *	5,751	671,199
		3,313,085
Construction Materials - 0.2%
Eagle Materials, Inc.	1,651	366,406
Consumer Finance - 0.1%
OneMain Holdings, Inc.	2,815	137,597
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	761	719,739

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Consumer Staples Distribution & Retail (continued)
Performance Food Group Co. *	581	$45,684
Sprouts Farmers Market, Inc. *	2,174	331,839
Sysco Corp.	12,823	962,238
Target Corp.	2,821	294,399
Walmart, Inc.	7,854	689,503
		3,043,402
Containers & Packaging - 0.4%
Packaging Corp. of America	4,392	869,704
Distributors - 0.3%
Pool Corp.	2,041	649,752
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. *	4,013	509,812
Duolingo, Inc. *	3,580	1,111,733
		1,621,545
Electric Utilities - 0.0%†
Entergy Corp.	451	38,556
Electrical Equipment - 1.2%
AMETEK, Inc.	763	131,343
Eaton Corp. PLC	2,717	738,562
Vertiv Holdings Co., Class A	28,169	2,033,802
		2,903,707
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	15,936	1,045,242
Badger Meter, Inc.	1,145	217,836
CDW Corp.	2,148	344,238
Flex Ltd. *	14,182	469,141
Insight Enterprises, Inc. *	1,134	170,089
Zebra Technologies Corp., Class A *	396	111,894
		2,358,440
Energy Equipment & Services - 0.0%†
Flowco Holdings, Inc., Class A *	3,200	82,080
Parker Drilling Co. *	2	–
		82,080
Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One, Class A *	3,046	248,157
Liberty Media Corp.-Liberty Formula One, Class C *	6,467	582,095
Liberty Media Corp.-Liberty Live, Class A *	1,354	91,043
Netflix, Inc. *	77	71,805
ROBLOX Corp., Class A *	44,952	2,620,252
Roku, Inc. *	2,597	182,933
		3,796,285
Financial Services - 1.8%
Block, Inc. *	19,973	1,085,133
Corpay, Inc. *	4,916	1,714,307

	Shares/ Principal	Fair Value

Financial Services (continued)
Remitly Global, Inc. *	4,896	$101,837
Toast, Inc., Class A *	41,670	1,382,194
		4,283,471
Food Products - 0.0%†
Freshpet, Inc. *	787	65,455
Ground Transportation - 1.8%
Knight-Swift Transportation Holdings, Inc.	9,846	428,202
Lyft, Inc., Class A *	34,956	414,928
Old Dominion Freight Line, Inc.	12,024	1,989,371
Saia, Inc. *	1,225	428,052
XPO, Inc. *	10,452	1,124,426
		4,384,979
Health Care Equipment & Supplies - 4.2%
Align Technology, Inc. *	5,675	901,531
Beta Bionics, Inc. *	3,727	45,618
Boston Scientific Corp. *	1,773	178,860
Dexcom, Inc. *	38,323	2,617,078
Edwards Lifesciences Corp. *	3,353	243,025
IDEXX Laboratories, Inc. *	5,466	2,295,447
Inspire Medical Systems, Inc. *	2,736	435,790
Insulet Corp. *	6,899	1,811,746
Intuitive Surgical, Inc. *	47	23,278
Merit Medical Systems, Inc. *	349	36,893
Penumbra, Inc. *	2,624	701,684
ResMed, Inc.	3,679	823,544
		10,114,494
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. *	2,533	76,801
Cardinal Health, Inc.	14,423	1,987,057
Cencora, Inc.	7,091	1,971,936
Centene Corp. *	10,052	610,257
Chemed Corp.	122	75,069
Encompass Health Corp.	8,342	844,878
Ensign Group, Inc. (The)	506	65,476
HCA Healthcare, Inc.	629	217,351
Molina Healthcare, Inc. *	3,125	1,029,344
RadNet, Inc. *	409	20,335
Tenet Healthcare Corp. *	1,312	176,464
Universal Health Services, Inc., Class B	2,552	479,521
		7,554,489
Health Care Technology - 1.4%
Doximity, Inc., Class A *	4,859	281,968
Veeva Systems, Inc., Class A *	13,864	3,211,318
		3,493,286
Hotels, Restaurants & Leisure - 6.6%
Booking Holdings, Inc.	405	1,865,799
Brinker International, Inc. *	630	93,901
Cava Group, Inc. *	4,194	362,404
Chipotle Mexican Grill, Inc. *	2,129	106,897

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	4,025	$447,057
Darden Restaurants, Inc.	587	121,955
Domino's Pizza, Inc.	1,690	776,471
DoorDash, Inc., Class A *	3,733	682,280
DraftKings, Inc., Class A *	37,775	1,254,508
Dutch Bros, Inc., Class A *	2,497	154,165
Expedia Group, Inc.	10,042	1,688,060
Hilton Worldwide Holdings, Inc.	11,759	2,675,760
Las Vegas Sands Corp.	21,383	826,025
Light & Wonder, Inc. *	4,338	375,714
Planet Fitness, Inc., Class A *	1,517	146,557
Royal Caribbean Cruises Ltd.	4,150	852,576
Texas Roadhouse, Inc.	8,055	1,342,205
Wingstop, Inc.	3,166	714,186
Wyndham Hotels & Resorts, Inc.	7,304	661,085
Yum! Brands, Inc.	5,614	883,419
		16,031,024
Household Durables - 0.8%
Garmin Ltd.	2,951	640,750
NVR, Inc. *	41	297,020
Taylor Morrison Home Corp. *	7,892	473,836
Toll Brothers, Inc.	5,112	539,776
		1,951,382
Household Products - 0.5%
Clorox Co. (The)	8,140	1,198,615
Colgate-Palmolive Co.	781	73,180
		1,271,795
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.	25,127	2,950,915
Insurance - 1.6%
Allstate Corp. (The)	5,683	1,176,779
Brown & Brown, Inc.	3,885	483,294
Hanover Insurance Group, Inc. (The)	1,422	247,357
Kinsale Capital Group, Inc.	1,522	740,773
Travelers Cos., Inc. (The)	4,168	1,102,269
		3,750,472
Interactive Media & Services - 1.0%
Alphabet, Inc., Class A	3,104	480,003
Pinterest, Inc., Class A *	59,424	1,842,144
Reddit, Inc., Class A *	289	30,316
Snap, Inc., Class A *	10,196	88,807
		2,441,270
IT Services - 3.7%
Cloudflare, Inc., Class A *	24,404	2,750,087
Gartner, Inc. *	5,535	2,323,261
Globant SA *	1,613	189,882
GoDaddy, Inc., Class A *	12,065	2,173,389
MongoDB, Inc. *	6,841	1,199,912

	Shares/ Principal	Fair Value

IT Services (continued)
Twilio, Inc., Class A *	2,319	$227,053
		8,863,584
Leisure Products - 0.3%
Hasbro, Inc.	11,035	678,542
Life Sciences Tools & Services - 1.0%
Bruker Corp.	4,773	199,225
Medpace Holdings, Inc. *	2,227	678,545
Waters Corp. *	2,601	958,650
West Pharmaceutical Services, Inc.	2,603	582,760
		2,419,180
Machinery - 0.9%
Flowserve Corp.	17,149	837,557
Parker-Hannifin Corp.	1,431	869,833
Pentair PLC	4,069	355,956
SPX Technologies, Inc. *	515	66,322
		2,129,668
Media - 1.2%
Comcast Corp., Class A	2,331	86,014
New York Times Co. (The), Class A	14,142	701,443
Nexstar Media Group, Inc., Class A	522	93,553
Trade Desk, Inc. (The), Class A *	38,853	2,126,036
		3,007,046
Metals & Mining - 0.2%
Alcoa Corp.	798	24,339
Nucor Corp.	3,353	403,500
		427,839
Oil, Gas & Consumable Fuels - 4.5%
Cheniere Energy, Inc.	9,822	2,272,811
Civitas Resources, Inc.	2,630	91,760
Hess Corp.	12,260	1,958,290
Targa Resources Corp.	24,143	4,839,947
Texas Pacific Land Corp.	1,213	1,607,213
		10,770,021
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,146	197,389
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	7,174	312,786
Personal Care Products - 0.0%†
elf Beauty, Inc. *	1,694	106,366
Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc. *	634	72,416
Intra-Cellular Therapies, Inc. *	8,797	1,160,500
Merck & Co., Inc.	2,620	235,171
		1,468,087
Professional Services - 3.0%
Booz Allen Hamilton Holding Corp.	14,311	1,496,644
Broadridge Financial Solutions, Inc.	2,624	636,215
CACI International, Inc., Class A *	465	170,618
Equifax, Inc.	3,171	772,329

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Professional Services (continued)
KBR, Inc.	822	$40,944
Leidos Holdings, Inc.	430	58,024
ManpowerGroup, Inc.	2,423	140,243
Paycom Software, Inc.	617	134,802
Paylocity Holding Corp. *	3,016	565,018
Robert Half, Inc.	3,135	171,014
TransUnion	1,160	96,269
Verisk Analytics, Inc.	9,784	2,911,914
		7,194,034
Real Estate Management & Development - 0.0%†
Jones Lang LaSalle, Inc. *	296	73,381
Retail REITs - 0.7%
Simon Property Group, Inc.	10,455	1,736,366
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *	297	30,514
Credo Technology Group Holding Ltd. *	759	30,482
Enphase Energy, Inc. *	7,659	475,241
Lam Research Corp.	14,606	1,061,856
Lattice Semiconductor Corp. *	5,815	304,997
Marvell Technology, Inc.	7,780	479,015
Monolithic Power Systems, Inc.	4,046	2,346,599
NVIDIA Corp.	4,130	447,609
Onto Innovation, Inc. *	3,576	433,912
Rambus, Inc. *	1,016	52,603
Teradyne, Inc.	13,774	1,137,732
		6,800,560
Software - 18.2%
Adobe, Inc. *	1,869	716,818
AppLovin Corp., Class A *	22,592	5,986,202
Atlassian Corp., Class A *	489	103,771
Autodesk, Inc. *	3,319	868,914
Cadence Design Systems, Inc. *	670	170,401
Clearwater Analytics Holdings, Inc., Class A *	2,980	79,864
Confluent, Inc., Class A *	21,888	513,055
Datadog, Inc., Class A *	29,387	2,915,484
Docusign, Inc. *	14,879	1,211,151
DoubleVerify Holdings, Inc. *	13,801	184,519
Dropbox, Inc., Class A *	22,474	600,281
Dynatrace, Inc. *	24,141	1,138,248
Elastic NV *	11,728	1,044,965
Fair Isaac Corp. *	1,932	3,562,917
Five9, Inc. *	3,031	82,292
Fortinet, Inc. *	6,387	614,813
Gitlab, Inc., Class A *	7,719	362,793
HubSpot, Inc. *	4,870	2,782,182
Manhattan Associates, Inc. *	5,279	913,478
Microsoft Corp.	1,839	690,342

	Shares/ Principal	Fair Value

Software (continued)
Palantir Technologies, Inc., Class A *	174,493	$14,727,209
Pegasystems, Inc.	2,302	160,035
Qualys, Inc. *	2,261	284,728
RingCentral, Inc., Class A *	15,344	379,917
Rubrik, Inc., Class A *	447	27,258
SailPoint, Inc. *	2,401	45,019
ServiceNow, Inc. *	373	296,960
Tenable Holdings, Inc. *	10,365	362,568
Teradata Corp. *	7,526	169,184
Tyler Technologies, Inc. *	2,766	1,608,125
UiPath, Inc., Class A *	4,872	50,182
Unity Software, Inc. *	5,367	105,139
Varonis Systems, Inc. *	5,507	222,758
Workiva, Inc. *	990	75,151
Zscaler, Inc. *	4,753	943,090
		43,999,813
Specialized REITs - 0.9%
CubeSmart	6,670	284,876
Equinix, Inc.	60	48,921
Iron Mountain, Inc.	20,491	1,763,045
Lamar Advertising Co., Class A	1,719	195,588
		2,292,430
Specialty Retail - 4.1%
Abercrombie & Fitch Co., Class A *	833	63,616
AutoNation, Inc. *	4,712	762,967
Bath & Body Works, Inc.	6,619	200,688
Burlington Stores, Inc. *	7,038	1,677,367
CarMax, Inc. *	1,233	96,075
Carvana Co. *	3,468	725,089
Chewy, Inc., Class A *	1,163	37,809
Five Below, Inc. *	6,380	478,021
Floor & Decor Holdings, Inc., Class A *	5,076	408,466
Lithia Motors, Inc., Class A	1,136	333,461
Murphy USA, Inc.	1,433	673,238
Penske Automotive Group, Inc.	798	114,896
RH *	790	185,184
Tractor Supply Co.	36,560	2,014,456
Ulta Beauty, Inc. *	2,401	880,063
Urban Outfitters, Inc. *	4,519	236,796
Williams-Sonoma, Inc.	6,778	1,071,602
		9,959,794
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	570	126,614
NetApp, Inc.	1,246	109,449
Pure Storage, Inc., Class A *	18,737	829,487
Super Micro Computer, Inc. *	37,741	1,292,252
		2,357,802
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. *	14,560	1,627,954

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	2,384	$526,244
		2,154,198
Trading Companies & Distributors - 2.6%
Core & Main, Inc., Class A *	4,399	212,516
Fastenal Co.	9,279	719,586
Ferguson Enterprises, Inc.	3,838	614,963
Herc Holdings, Inc.	521	69,955
United Rentals, Inc.	1,170	733,239
Watsco, Inc.	501	254,658
WESCO International, Inc.	2,854	443,226
WW Grainger, Inc.	3,310	3,269,717
		6,317,860
Total Common Stocks
(Cost - $206,821,964)		238,560,220
Rights - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
Total Rights
(Cost - $0)		1,974
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a) (Cost - $3,496,291)	3,496,291	3,496,291
Total Short-Term Investments (Cost - $3,496,291)		3,496,291
Total Investments - 100.2%
(Cost - $210,318,255)		$242,058,485
Other Assets Less Liabilities - Net (0.2)%		(368,920)
Total Net Assets - 100.0%		$241,689,565

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.
CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	13	6/20/2025	$3,674,613	$(25,521)